SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.7%

Asia - 8.4%

Australia - 4.9%
Atlassian Corp., PLC *	3,525	1,379,755
BHP Group, Ltd. ADR	6,150	329,148
Macquarie Group, Ltd.	3,900	503,866

		2,212,769

Japan - 2.5%
Astellas Pharma, Inc.	29,900	492,126
Recruit Holdings Co., Ltd.	10,800	660,159

		1,152,285

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	158,600	442,723

Europe - 30.0%

France - 1.5%
Faurecia SE	9,175	431,662
Safran SA, ADR	7,700	244,013

		675,675

Germany - 4.7%
adidas AG	1,385	435,245
Allianz SE, ADR	35,000	786,100
Muenchener Rueckversicherungs AG	650	177,365
Siemens AG	4,350	711,447
Siemens Energy AG *	1,600	42,799

		2,152,956

Ireland - 5.1%
Accenture, PLC	3,675	1,175,706
Linde, PLC	700	205,366
Medtronic, PLC	4,575	573,476
Trane Technologies, PLC	2,175	375,514

		2,330,062

Spain - 1.3%
Iberdrola SA	60,400	607,650

Sweden - 0.6%
Telefonaktiebolaget LM Ericsson, ADR	26,975	302,120

Switzerland - 8.2%
Chubb, Ltd.	1,750	303,590
Logitech International SA	9,625	848,444
Lonza Group AG	950	712,604
Nestle SA	6,075	731,977
Partners Group Holding AG	725	1,131,464

		3,728,079

United Kingdom - 8.6%
AstraZeneca, PLC, ADR	15,400	924,924
BAE Systems, PLC	74,675	565,593
Diageo, PLC, ADR	4,225	815,425
HomeServe, PLC	33,725	411,014
London Stock Exchange Group, PLC	6,875	688,932
RELX, PLC	17,550	508,030

		3,913,918

Name of Issuer	Quantity	Fair Value ($)

North America - 59.3%

United States - 59.3%
Abbott Laboratories	7,400	874,162
AbbVie, Inc.	3,975	428,783
Alphabet, Inc. - Class A *	450	1,203,084
Apple, Inc.	19,200	2,716,800
Applied Materials, Inc.	8,175	1,052,368
Arthur J Gallagher & Co.	3,775	561,154
Bank of America Corp.	16,300	691,935
Broadcom, Inc.	1,825	884,997
Constellation Brands, Inc.	2,750	579,398
CVS Health Corp.	6,625	562,198
Euronet Worldwide, Inc. *	2,800	356,384
FedEx Corp.	1,950	427,616
Goldman Sachs Group, Inc.	1,400	529,242
Home Depot, Inc.	2,550	837,063
Honeywell International, Inc.	3,200	679,296
Johnson & Johnson	6,925	1,118,387
JPMorgan Chase & Co.	7,350	1,203,121
Lockheed Martin Corp.	1,565	540,081
McDonald’s Corp.	1,860	448,465
Microsoft Corp.	10,725	3,023,592
Mondelez International, Inc.	7,100	413,078
Otis Worldwide Corp.	3,875	318,835
PepsiCo, Inc.	5,775	868,618
salesforce.com, Inc. *	725	196,635
Scotts Miracle-Gro Co.	2,675	391,513
Sherwin-Williams Co.	2,400	671,352
Starbucks Corp.	6,000	661,860
T Rowe Price Group, Inc.	4,250	835,975
Thermo Fisher Scientific, Inc.	1,175	671,313
Union Pacific Corp.	4,050	793,840
UnitedHealth Group, Inc.	1,625	634,952
Verizon Communications, Inc.	11,200	604,912
Waste Management, Inc.	5,100	761,736
WEC Energy Group, Inc.	6,150	542,430

		27,085,175

Total Common Stocks (cost: $24,870,351)		44,603,412

Short-Term Securities - 2.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $1,005,748)	1,005,748	1,005,748

Total Investments in Securities - 99.9% (cost $25,876,099)		45,609,160

Other Assets and Liabilities, net - 0.1%		47,379

Total Net Assets - 100.0%		$45,656,539

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Global Dividend Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	17.5%
Finance	16.2
Electronic Technology	12.7
Health Technology	12.7
Producer Manufacturing	9.5
Consumer Non-Durables	8.4
Consumer Services	3.6
Retail Trade	3.1
Process Industries	2.8
Transportation	2.7
Utilities	2.5
Industrial Services	1.7
Health Services	1.4
Communications	1.3
Commercial Services	0.9
Non-Energy Minerals	0.7
Short-Term Securities	2.2

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	1,708,903	503,866	—	2,212,769
France	244,013	431,662	—	675,675
Germany	786,100	1,366,856	—	2,152,956
Ireland	2,330,062	—	—	2,330,062
Japan	—	1,152,285	—	1,152,285
Singapore	—	442,723	—	442,723
Spain	—	607,650	—	607,650
Sweden	302,120	—	—	302,120
Switzerland	1,152,034	2,576,045	—	3,728,079
United Kingdom	2,151,363	1,762,555	—	3,913,918
United States	27,085,175	—	—	27,085,175
Short-Term Securities	1,005,748	—	—	1,005,748

Total:	36,765,518	8,843,642	—	45,609,160

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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